Convertible Note (Details) - Schedule of conversion of convertible note - USD ($)	2 Months Ended	4 Months Ended
	Dec. 24, 2022	May 25, 2022
Minimum [Member]
Convertible Note (Details) - Schedule of conversion of convertible note [Line Items]
Risk-free interest rate	4.66%	0.53%
Expected life	8 months 12 days	2 months 12 days
Discount rate	1137.00%	9.33%
Expected volatility	99.91%	80.48%
Expected dividend yield	0.00%	0.00%
Fair value (in Dollars)	$ 1,534,654	$ 2,261,270
Maximum [Member]
Convertible Note (Details) - Schedule of conversion of convertible note [Line Items]
Risk-free interest rate	4.72%	0.91%
Expected life	9 months 29 days	5 months 23 days
Discount rate	11.72%	11.22%
Expected volatility	103.93%	143.72%
Expected dividend yield	0.00%	0.00%
Fair value (in Dollars)	$ 1,534,654	$ 2,261,270